INCOME TAXES	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES
9.
INCOME TAXES

Income (loss) by tax jurisdictions:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Income from Mainland China operations	1,393,173	1,631,882	1,286,327
(Loss) Income from non-Mainland China operations	(65,483)	(84,700)	9,041
Income before income taxes and share of income from equity method investments	1,327,690	1,547,182	1,295,368

Income tax expense consists of the following:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Current income tax expense:	177,720	207,567	210,472
Deferred income tax (benefit) expense:	(22,322)	40,049	28,428
Total income tax expense	155,398	247,616	238,900

Cayman Islands

Jiayin Group Inc. is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, Jiayin Group Inc. is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

Hong Kong

The Company subsidiary, Geerong (HK) Limited, is located in Hong Kong. The first 2.0 million Hong Kong dollars of profits it earned are subject to be taxed at an income tax rate at 8.25%, while the remaining profits will continue to be taxed at the existing tax rate, 16.5%. Additionally, payments of dividends by the subsidiary incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax. No income tax provision has been made in the consolidated financial statements as it has no assessable income for the years ended December 31, 2022, 2023 and 2024, respectively.

PRC

Under the Law of the People’s Republic of China on Enterprise Income Tax (“EIT Law”), the Group’s subsidiaries and VIEs incorporated in the PRC are subject to statutory rate of 25%. High-technology enterprises may obtain a preferential tax rate of 15% provided they meet the related criteria. An enterprise’s qualification as a “high and new technology enterprise” (“HNTE”) is reassessed by the relevant PRC governmental authorities every three years. Geerong Yunke Information Technology Co., Ltd. and Jiayin Shuke Information Technology Co., Ltd. was entitled for a preferential income tax rate of 15% from 2022 to 2024 as they are qualified as HNTE. Shanghai Chuangzhen Software Co., Ltd. has been qualified as an eligible software enterprise. As a result of this qualification, it is entitled to a tax holiday of a full exemption for year 2020 and 2021 in which its taxable income is greater than zero, followed by a three-year 50% exemption. From 2022, Guangxi Chuangzhen Information Technology Co., Ltd. benefits from a preferential tax rate of 9% as it falls within the encouraged industries catalogue in western China. From 2023, Hainan Yinke Financing Guarantee Co., Ltd. benefits from a preferential tax rate of 15% as they are registered in Hainan and engaged in encouraged business activities.

Indonesia

The Group’s subsidiary incorporated in Indonesia is subject to Indonesia Income (“CIT”) law. In accordance with the CIT law, an Indonesian resident is subject to worldwide income tax. Corporate income tax is calculated based on corporate taxable income (income less deductible expenses / expenses after fiscal adjustment), and the applicable CIT rate is 25%. Based on Government Regulation No.1 Year 2020 Jo No.30 Year 2020, Corporate Income Tax was adjusted from 22% to 20% for fiscal year 2021 and 2022, and next is adjusted to 22% since 2023.

9.
INCOME TAXES – continued

Nigeria

The Group’s subsidiary incorporated in Nigeria is subject to Nigerian Company Income Tax (“NCIT”) law. In accordance with the NCIT law, a Nigerian Company is subject to worldwide income tax. Corporate income tax is calculated based on corporate taxable income (income less deductible expenses / expenses after fiscal adjustment), and the applicable NCIT rate is 30%. In August 2024, Quark and Giasun were disposed of by the Group (see Note 7).

Global Anti-base Erosion Rules

In December 2021, the Organization for Economic Co-operation and Development (“OECD”) introduced the Global Anti-Base Erosion (GloBE) Rules, which set out global minimum tax rules designed to ensure that large multinational businesses with group annual revenue of EUR 750 million or more pay a minimum effective rate of tax of 15% on profits in all their operating countries (referred to as “Pillar Two Rules”). Countries may also implement their own domestic minimum tax regimes. Global minimum tax rules have been enacted in certain jurisdictions in which we are subject to income taxes. To provide transitional relief for Pillar Two tax compliance and administrative burden, the OECD has introduced a Framework for Transitional Country-by-Country Reporting Safe Harbor applicable for a transition period covering the years ended December 31, 2024 to December 31, 2026.

The Group has reviewed its corporate structure in light of the introduction of Pillar Two model rules in various jurisdictions. While such new rules introduce complexity into the Group’s calculation of income tax expense, Pillar Two did not have a material impact to the Group’s tax expense in 2024.

The following table sets forth the significant components of the deferred tax assets and deferred tax liabilities:

	As of December 31,
	2023	2024
	RMB	RMB
Deferred tax assets
Accrued expenses	43,423	69,343
Property, plant and equipment	95	—
Unrealized exchange difference	4,191	—
Allowance for uncollectible receivables, contract assets, loans receivable and others	9,240	3,607
Net loss carryforward	20,295	25,668
Deferred income	—	255
Gross deferred tax assets	77,244	98,873
Valuation allowances	(16,070)	(26,468)
Deferred tax assets, net	61,174	72,405

	As of December 31,
	2023	2024
	RMB	RMB
Deferred tax liabilities Dividend withholding tax	40,115	70,450

9.
INCOME TAXES – continued

Deferred tax assets and liabilities have been offset where the Group has a legally enforceable right to do so, and intends to settle on a net basis. The deferred tax liabilities were recorded in accrued expenses and other liabilities on the consolidated balance sheets.

Changes in valuation allowance are as follows:

	Year Ended December 31,
	2023	2024
	RMB	RMB
Balance at beginning of the year	(73,189)	(16,070)
Additions	(4,676)	(11,151)
Reversals	5	375
Disposal of subsidiaries	61,790	378
Balance at end of the year	(16,070)	(26,468)

The Group assesses the available positive and negative evidence to estimate if sufficient future taxable income will be generated to use the existing deferred tax assets. The ultimate realization of deferred tax assets is dependent upon its ability to generate sufficient future taxable income within the carry-forward periods provided for in the tax law and during the periods in which the temporary differences become deductible. When assessing the realization of deferred tax assets, the Group has considered possible sources of taxable income including (i) future reversals of existing taxable temporary differences, (ii) future taxable income exclusive of reversing temporary differences and carry-forwards, (iii) future taxable income arising from implementing tax planning strategies, and (iv) specific known trend of profits expected to be reflected within the industry. On the basis of this evaluation, valuation allowances of RMB16,070, and RMB26,468 have been established for deferred tax assets as of December 31, 2023 and 2024 respectively, based on a more likely than not threshold due to accumulated loss and uncertainty of sufficient profit generated in future years for certain subsidiaries within the Group. The amount of the deferred tax assets considered realizable, however, could be adjusted if estimates of future taxable income during the carry forwards period are reduced or increased or if objective negative evidence in the form of cumulative losses is no longer present and additional weight may be given to subjective evidence such as our projections for growth.

At December 31, 2024, tax loss carry-forward amounted to RMB79,716, and would expire in calendar year 2026 to 2029 if not utilized, while tax loss of RMB60,344 can be carried forward indefinitely. The Group operates its business through its subsidiaries and VIEs. The Group does not file consolidated tax returns, therefore, losses from individual subsidiaries or the VIEs may not be used to offset other subsidiaries’ or VIEs’ earnings within the Group.

Under U.S. GAAP, undistributed earnings are presumed to be transferred to the Company and are subject to the withholding taxes. Prior to December 31, 2022, the Group intended to indefinitely reinvest the PRC subsidiaries’ accumulated profits for expansion of its PRC business and no withholding tax was recorded for those accumulated profits. Starting from March 2023, the Group decided to transfer a portion of the annual profits generated by its PRC subsidiaries to their overseas parent company for dividend distribution purposes. The Group accrues withholding taxes on the profits that it does not intend to indefinitely invest. During the years ended December 31, 2023 and 2024, the Group accrued corresponding deferred tax liabilities of RMB 40,115 and RMB47,234, respectively. The remaining undistributed earnings of the Group’s PRC subsidiaries that the Group intends to indefinitely reinvest was RMB 2,420,395 as of December 31, 2024.

A deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting amounts over tax basis amounts, including those differences attributable to a more than 50% interest in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means the Group does not accrue deferred tax liabilities on the earnings of the VIEs given that the Group’s VIEs had accumulated deficits as of December 31, 2023 and 2024.

9.
INCOME TAXES – continued

Reconciliations of the differences between PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2022, 2023 and 2024 are as follows:

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Statutory income tax rate	25.00%	25.00%	25.00%
Non-taxable income	(0.71)%	0.00%	(1.33)%
Non-deductible expense	1.23%	2.09%	2.00%
Disposal of subsidiaries	—	(4.50)%	0.03%
Research and Development expense super deduction	(2.09)%	(4.13)%	(5.45)%
Effect of tax holiday *	(10.99)%	(7.05)%	(6.31)%
Different tax rate of entities operating in other jurisdiction	0.55%	0.03%	0.07%
Valuation allowance	0.32%	0.30%	0.83%
Withholding tax	—	5.34%	3.65%
True up	(1.68)%	(1.05)%	(0.05)%
Effective tax rate	11.63%	16.03%	18.44%

*The effect of the tax holiday on the income per share is as follows:

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Tax saving amount due to HNTE status, software enterprise and other jurisdiction	139,441	108,922	81,726
Income per share effect-basic and diluted	0.65	0.51	0.38

A reconciliation of the beginning and ending amount of total unrecognized tax benefits for the years ended December 31, 2023 and 2024 is as follows:

	Year Ended December 31,
	2023	2024
	RMB	RMB
Balance at beginning of the year	240,319	—
Increase related to current year tax positions	—	—
Release related to de-recognition of liabilities	(240,319)	—
Balance at end of the year	—	—

During the year ended December 31, 2023, the unrecognized tax benefit was fully released upon the de-recognition of liabilities (see Note 7).

The Group recognizes interest expenses and penalty charges related to uncertain tax positions as necessary in the provision for income taxes. For the years ended December 31, 2022, 2023 and 2024, no interest expense or penalty was accrued in relation to the unrecognized tax benefit. The Group has a liability for accrued interest of nil and nil as of December 31, 2023 and 2024, respectively.

ASC 740 states that a tax benefit from an uncertain tax position may be recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, on the basis of the technical merits. The Group record unrecognized tax benefits as liabilities in accordance with ASC 740 and adjust these liabilities when the Group’s judgment changes as a result of the evaluation of new information not previously available. However, due to the uncertain and complex application of tax regulations, it is possible that the ultimate resolution of uncertain tax positions may result in liabilities which could be materially different from these estimates. In such an event, the Group will record additional tax expense or tax benefit in the period in which such resolution occurs.